Employment Benefits - Schedule of Cost of Pension Contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined contribution plan [Member]
Employment Benefits - Schedule of Cost of Pension Contributions (Details) [Line Items]
Contributions for the year	$ 689	$ 643
National Social Security Scheme [Member]
Employment Benefits - Schedule of Cost of Pension Contributions (Details) [Line Items]
Contributions for the year	$ 288	$ 221